Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Summary of other non-current assets

	2025 £m	2024 £m
Amounts receivable under insurance contracts	953	957
Pension schemes in surplus (Note 30)	1,115	898
Other receivables	80	87
	2,148	1,942